Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Composition of Intangible Assets
a)	Composition of the balance at December 31, 2017 and 2016

	2017			2016
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	12	(2)	10	12	(2)	10
Paid concession	19	(11)	8	19	(10)	9
Assets of concession	17,837	(7,402)	10,435	16,288	(7,040)	9,248
Others	82	(65)	17	77	(59)	18

	17,950	(7,480)	10,470	16,396	(7,111)	9,285
In progress	686	—	686	1,535	—	1,535

Net intangible assets	18,636	(7,480)	11,156	17,931	(7,111)	10,820

Summary of Changes in Intangible Assets
b)	Changes in Intangible assets

	2016	Addition	Disposals	Amortization	Transfer (1)	2017
In service
Useful life defined
Temporary easements	10	—	—	—	—	10
Paid concession	9	—	—	(1)	—	8
Assets of concession	9,248	—	(11)	(638)	1,836	10,435
Others	18	—	—	(7)	6	17

	9,285	—	(11)	(646)	1,842	10,470
In progress	1,535	1,105	(8)	—	(1,946)	686

Net intangible assets	10,820	1,105	(19)	(646)	(104)	11,156

(1)	The residual balance of the transfers refers to the balances transferred to Financial assets.

	2015	Addition	Special obligations – write-down (1)	Disposals	Amortization	Transfer (2)	2016
In service
Useful life defined
Temporary easements	10	—	—	—	—	—	10
Paid concession	9	—	—	—		—	9
Assets of concession	8,967	6	98	(32)	(595)	804	9,248
Others	14	—	—	—	(4)	8	18

	9,000	6	98	(32)	(599)	812	9,285
In progress	1,275	1,157	—	(8)	—	(889)	1,535

Net intangible assets	10,275	1,163	98	(40)	(599)	(77)	10,820

(1)	The write-down of a Special Obligation arises from signature of a Debt Recognition Contract by Eletrobras, in the amount of R$ 98, for restitution of amounts calculated in the final settlement of Financing and Subsidy Contracts for the Luz Para Todos (‘Light for All’) program, with funds from the CDE account, and return of funds related to the Global Reversion Reserve (RGR).
(2)	The residual balance of the transfers refers to the balances transferred to Financial assets.

	2014	Additions	Transfer of assets to Aliança Geração de Energia	Disposals	Amortization	Transfer from Financial to Intangible on renewal of concessions(*)	Transfers	2015
In service
Useful life defined
Temporary easements	12	—	(2)	—	—	—	—	10
Paid concession	24	—	(13)	—	(2)	—	—	9
Assets of concession	2,223	8	—	(21)	(512)	7,162	107	8,967
Other	17	—	1	—	(5)	—	1	14

	2,276	8	(14)	(21)	(519)	7,162	108	9,000
In progress	1,103	1,108	—	(17)	—	—	(919)	1,275

Net intangible assets	3,379	1,116	(14)	(38)	(519)	7,162	(811)	10,275

(*)	See comments in Note 15.